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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                  Investment Company Act file number:  811-09485

CHOICE FUNDS

________________________________________________________________________

(Exact name of registrant as specified in charter)

5299 DTC Boulevard, Suite 1150, Englewood, Colorado 80111

  (Address of principal executive offices)                                               (Zip code)

Patrick S. Adams, President

CHOICE FUNDS

5299 DTC Boulevard, Suite 1150

Englewood, Colorado 80111

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 488-2200

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant  considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)                            CHOICE FUNDS

(Signature and Title)*                /S/ Patrick S. Adams

                                                Patrick S. Adams, President

Date August 15, 2005

* Print the name and title of each signing officer under his or her signature.

Choice Funds: Market Neutral Fund							Item 1, Exhibit A1
Investment Company Act file number: 811-09485
July 1, 2004 - June 30, 2005

Issuer	Ticker	Cusip	Meeting Date	Proposed by Issuer or Shareholder	Matter	Vote	Vote Casted	For or Against Management
Cornerstone Realty Income Trust	CFR	21922V102	3/8/2005	I I	1. Merger with Colonial Properties 2. Adjourn special meeting	Yes Yes	For For	For For
Cornerstone Realty Income Trust	CFR	21922V102	3/15/2005	I I	1. Merger with Colonial Properties 2. Adjourn special meeting	Yes Yes	For For	For For
SBC Communications	SBC	78387G103	3/30/2005	I I I I I I	1. Directors 2. Auditors 3. Stock purchase 4. Semi-annual report 5. Compensation report 6. Restricted shares	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Cornerstone Realty Income Trust	CFR	21922V102	4/1/2005	I I	1. Plan of merger with Colonial Properties 2. Adjournment of special meeting	Yes Yes	For For	For For
Mellon Financial	MEL	58551A108	4/1/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
Mellon Financial	MEL	58551A108	4/19/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
Intel	INTC	458140100	4/26/2005	I I I I	1. Directors 2. Auditors 3. Extension of 2004 Equity incentive plan 4. Extension of executive officer plan	Yes Yes Yes Yes	For For For For	For For For For
Banc of America	BAC	60505104	4/27/2005	I I S S	1. Directors 2. Auditors 3. Political contribution 4. Nomination of directors	Yes Yes Yes Yes	For For For Against	For For For Against
Colonial Properties Trust	CLP	195872106	4/27/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
SBC Communications	SBC	78387G103	4/29/2005	I I I S S S	1. Directors 2. Auditors 3. Stock Purhcase 4. Semi-annual reports 5. Compensation report 6. Restricted shares	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For Against Against Against
Senior Housing Authority	SNH	81721M109	4/29/2005	I	1. Directors	Yes	For	For
Motorolla	MOT	620076109	5/2/2005	I S S	1. Directors 2. Non-detuctable executive compensation 3. Director election by majority vote	Yes Yes Yes	For Against Against	For For For
Glimcher Realty Trust	GRT	379302102	5/6/2005	I I I	1. Directors 2. Auditors 3. Other items	Yes Yes Yes	For For For	For For For
Senior Housing Properties	SNH	81721M109	5/10/2005	I	1. Directors	Yes	For	For
New Century Financial	NCEN	6435EV108	5/17/2005	I I I	1. Directors 2. Performance Incentive Plan 3. Auditors	Yes Yes Yes	For For For	For For For
Wild Oats Market, Inc.	OATS	96808B107	5/17/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
Intel	INTC	458140100	5/18/2005	I I I I	1. Directors 2. Auditors 3. Extension of 2004 equity incentive plan 4. Extension of executive officer plan	Yes Yes Yes Yes	For For For For	For For For For
Juniper Networks Inc.	JNPR	48203R104	5/18/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
McData Corporation	MCDTA	580031201	5/24/2005	I I I	1. Issuance of common stock 2. Equity incentive plan 3. Equity incentive plan to include options and equity awards	Yes Yes Yes	For For For	For For For
MCG Capital Corporation	MCGC	58047P107	5/25/2005	I I I	1. Directors 2. Auditors 3. Increase common stock shares	Yes Yes Yes	For For For	For For For
Annaly Mortgage Management	NLY	35710409	5/26/2005	I I I	1. Directors 2. Auditors 3. Performance Plan	Yes Yes Yes	For For For	For For For
Anworth Mortgage Asset Corp	ANH	37347101	5/27/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
New York Community Bancorp	NYB	649445103	6/1/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
Friedman Billings Ramsey Group	FBR	358434108	6/9/2005	I I	1. Directors 2. Auditors	Yes Yes	For For	For For
Trustreet Properties, Inc.	TSY	898404108	6/23/2005	I	1. Directors	Yes	For	For
Trustreet Properties, Inc.	TSY	898404108	6/23/2005	I	1. Directors	Yes	For	For
Impac Mortgage Holdings	IMH	45254P102	6/28/2005	I	1. Directors	Yes	For	For

Choice Funds: Long-Short Fund							Item 1, Exhibit A2
Investment Company Act file number: 811-09485
July 1, 2004 - June 30, 2005

Issuer	Ticker	Cusip	Meeting Date	Proposed by Issuer or Shareholder	Matter	Vote	For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA

NA - No proxies were voted during the reporting period.

Choice Funds: Focus Fund							Item 1, Exhibit A3
Investment Company Act file number: 811-09485
July 1, 2004 - June 30, 2005

Issuer	Ticker	Cusip	Meeting Date	Proposed by Issuer or Shareholder	Matter	Vote	Vote Casted	For/Against Management
Validian	VLDI	91915P107	1/26/2005	I I I I I	1. Directors 2. Equity Incentive Plan 3. Incentive Plan 2004 4. Articles of Incorporation 5. Auditor	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Validian	VLDI	91915P107	2/25/2005	I I I I I	1. Directors 2. Incentive Plan 3. Incentive plan 2004 4. Articles of Incorporation 5. Auditor	Yes Yes Yes Yes Yes	For For For For For	For For For For For

Choice Funds: Balance Fund						Item 1, Exhibit A4
Investment Company Act file number: 811-09485
July 1, 2004 - September 30, 2004 (Fund Liquidated)

Issuer	Ticker	Cusip	Meeting Date	Proposed by Issuer or Shareholder	Matter	Vote	For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA

NA - No proxies were voted during the reporting period.